SHARE BASED COMPENSATION - Restricted stock activity (Details)		12 Months Ended
	Nov. 22, 2018 $ / shares	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 ¥ / shares shares
Grant-date fair value
Fair value (per share) | $ / shares	$ 2.70
Restricted stock [Member]
Shares
Outstanding at beginning of year (in shares) | shares		273,319	196,637
Granted (in shares) | shares			493,059
Issued (in shares) | shares		(101,910)	(409,350)
Forfeited or expired (in shares) | shares			(7,027)
Outstanding at end of year (in shares) | shares		171,409	273,319	196,637
Shares vested but not issued at end of year (in shares) | shares		19,935	19,935
Grant-date fair value
Outstanding at beginning of year | ¥ / shares		¥ 19.31	¥ 20.50
Fair value (per share) | ¥ / shares			18.56
Issued | ¥ / shares		20.20	19.40
Forfeited or expired | ¥ / shares			21.51
Outstanding at end of year | ¥ / shares		19.16	19.31	¥ 20.50
Shares vested but not issued at end of year | ¥ / shares		¥ 21.78	¥ 21.51
Weighted Average Remaining Contractual Term
Outstanding at beginning of year		2 years 6 months 18 days	3 years 4 days	1 year 3 months 15 days
Granted			3 years 10 months 24 days
Forfeited or expired			2 years 1 month 10 days
Outstanding at end of year		2 years 6 months 18 days	3 years 4 days	1 year 3 months 15 days
Shares vested but not issued at the end of the period			3 years 4 days